Accounts receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivables and contract assets
Schedule of components of accounts receivable

The balances of accounts receivable are presented as follows:

	December 31, 2025	December 31, 2024
Accounts receivable - in R$ – from Brazil based customers	53,842	26,562
Accounts receivable - in US$ – from United States based customers	38,549	58,777
Accounts receivable – other currencies - from other foreign based customers	6,777	11,122
(-) Expected credit losses	(1,880)	(2,744)
Accounts receivables, net	97,288	93,717

Schedule of accounts receivables by maturity date

The balance of accounts receivable by maturity date is as follows:

	December 31, 2025	December 31, 2024
Current	90,184	85,099
Overdue:
from 1 to 60 days	6,250	8,860
61 to 360 days	897	2,430
Over 360 days	1,837	72
(-) Expected credit losses	(1,880)	(2,744)
Total	97,288	93,717

Schedule of allowance for credit expected losses

The rollforward of the allowance for credit expected losses is as follows:

	2025	2024
At January 1	(2,744)	(354)
Addition	(396)	(4,751)
Reversal	1,601	2,095
Translation to presentation currency	(341)	266
At December 31	(1,880)	(2,744)

Schedule of components of contract assets

The balances of contract assets are presented as follows:

	December 31, 2025	December 31, 2024
Contract assets - in R$ – from Brazil based customers	22,715	12,607
Contract assets - in US$ – from United States based customers	8,343	6,966
Contract assets – other currencies - from other foreign based customers	3,212	2,819
(-) Expected credit losses	(10)	(136)
Contract assets, net	34,260	22,256

Schedule of reconciliation of changes in contract assets

The rollforward of the allowance for expected losses is as follows:

	2025	2024
At January 1	(136)	(247)
Addition	(853)	(1,384)
Reversal	984	1,430
Translation to presentation currency	(5)	65
At December 31	(10)	(136)